Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	December 31,
	2021	2020
Employees and related expenses	$191,004	$185,343
Provision for warranty	20,758	9,879
Customer advances	-	76,296
Accrued expenses (due to professional fees)	533,673	-
Government Authorities	45,603	23,504

	$791,038	$295,022